Long-term debt (Tables)	6 Months Ended
Jun. 30, 2019
Long-term debt
Schedule of long-term debt

	As of
	June 30,	December 31,
(in thousands of U.S. dollars)	2019	2018
Lampung facility:
Export credit tranche	$101,653	$109,096
FSRU tranche	24,900	26,988
Gallant facility:
Commercial tranche	—	111,264
Export credit tranche	—	29,333
Grace facility:
Commercial tranche	—	135,813
Export credit tranche	—	27,750
$385 million facility:
Commercial tranche	259,101	—
Export credit tranche	54,500	—
Outstanding principal	440,154	440,244
Lampung facility unamortized debt issuance cost	(5,041)	(5,809)
Gallant facility unamortized fair value of debt assumed	—	215
Grace facility unamortized fair value of debt assumed	—	895
$385 million facility unamortized debt issuance costs	(5,368)	—
Total debt	429,745	435,545
Less: Current portion of long-term debt	(44,660)	(45,458)
Long-term debt	$385,085	$390,087